Statement to Certificateholder

	Distribution Information		Deal Information

	1. Distribution Summary		Deal Name:	Residential Accredit Loans Inc, 2007-QO1

	2. Factor Summary		Asset Type:	Mortgage Asset-Backed Pass-Through Certificates

	3. Components Information	(Not Applicable)
			Closing Date:	01/30/2007
4. Interest Summary

			First Distribution Date:	02/25/2007

5. Other Income Detail
			Determination Date:	09/21/2007

	6. Interest Shortfalls, Compensation and Expenses		Distribution Date:	09/25/2007

Record Date:
7. Prepayment Interest and Basis Risk/Net WAC Shortfall Amounts
			Book-Entry:	09/24/2007

	8. Collateral Summary		Definitive:	08/31/2007

9. Repurchase Information

10. Loan Status Report (Delinquencies)
			Trustee:	Deutsche Bank Trust Company Americas
11. Deal Delinquencies (30 Day Buckets)

			Main Telephone:	714-247-6000
12. Loss Mitigation and Servicing Modifications

GMAC-RFC
13. Losses and Recoveries

			Bond Administrator:	Nicholas Gisler
14. Credit Enhancement Report

			Telephone:	818-260-1628
	15. Distribution Percentages	(Not Applicable)

			Pool(s) :	40472
16. Overcollateralization Summary

17. Excess Cash Flow, Overcollateralization Provisions and Derivative Amounts

18. Performance Tests

	19. Lender Paid Mortgage Insurance	(Not Applicable)

20. Comments

09/28/2007	8:40:28PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors		Page 1 of 15

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QO1

September 25, 2007

1. Distribution Summary

Class	CUSIP	Original Face Value	Beginning Notional / Principal Balance	Pass - Through Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/ Principal Balance (1)-(3)-(6)+(8)=(9)

			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

A-1	75115YAA7	343,670,000.00	329,638,222.95	5.65500000	1,264,962.72	1,501,639.45	2,766,602.17	0.00	0.00	0.00	328,373,260.23

A-2	75115YAB5	143,200,000.00	137,353,256.11	5.69500000	527,083.14	630,127.14	1,157,210.28	0.00	0.00	0.00	136,826,172.97

A-3	75115YAC3	85,910,000.00	82,402,361.96	5.74500000	316,213.08	381,351.26	697,564.34	0.00	0.00	0.00	82,086,148.88

M-1	75115YAD1	13,865,000.00	13,865,000.00	5.84500000	0.00	65,282.97	65,282.97	0.00	0.00	0.00	13,865,000.00

M-2	75115YAE9	10,395,000.00	10,395,000.00	5.87500000	0.00	49,195.78	49,195.78	0.00	0.00	0.00	10,395,000.00

M-3	75115YAF6	4,410,000.00	4,410,000.00	5.89500000	0.00	20,941.99	20,941.99	0.00	0.00	0.00	4,410,000.00

M-4	75115YAG4	5,360,000.00	5,360,000.00	5.92500000	0.00	25,582.83	25,582.83	0.00	0.00	0.00	5,360,000.00

M-5	75115YAH2	3,150,000.00	3,150,000.00	5.96500000	0.00	15,136.19	15,136.19	0.00	0.00	0.00	3,150,000.00

M-6	75115YAJ8	3,150,000.00	3,150,000.00	6.07500000	0.00	15,415.31	15,415.31	0.00	0.00	0.00	3,150,000.00

M-7	75115YAK5	3,150,000.00	3,150,000.00	6.65500000	0.00	16,887.06	16,887.06	0.00	0.00	0.00	3,150,000.00

M-8	75115YAL3	2,520,000.00	2,520,000.00	6.90500000	0.00	14,017.15	14,017.15	0.00	0.00	0.00	2,520,000.00

M-9	75115YAM1	3,150,000.00	3,150,000.00	7.00500000	0.00	17,775.19	17,775.19	0.00	0.00	0.00	3,150,000.00

B	75115YAT6	3,150,000.00	3,150,000.00	7.00500000	0.00	17,775.19	17,775.19	0.00	0.00	0.00	3,150,000.00

SB	75115YAN9	5,040,137.60	5,040,961.10	0.00000000	0.00	1,189,460.95	1,189,460.95	0.00	0.00	0.00	5,040,961.10

P	75115YAP4	100.00	100.00	0.00000000	0.00	82,158.41	82,158.41	0.00	0.00	0.00	100.00

R-I	75115YAQ2	0.00	0.00	0.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-II	75115YAR0	0.00	0.00	0.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-X	75115YAS8	0.00	0.00	0.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Deal Totals		630,120,237.60	606,734,902.12		2,108,258.94	4,042,746.87	6,151,005.81	0.00	0.00	0.00	604,626,643.18

09/28/2007	8:40:28PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 15

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QO1

September 25, 2007

2. Factor Summary
Amount /Original Amount per $1000 unit)

Class		CUSIP	Beginning Notional/ Principal Balance Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Deferred Interest Factor	Interest Shortfall Factor	Ending Notional/ Principal Balance Factor

A-1		75115YAA7	959.17078287	3.68074816	4.36942256	8.05017072	0.00000000	0.00000000	955.49003471

A-2		75115YAB5	959.17078289	3.68074818	4.40032919	8.08107737	0.00000000	0.00000000	955.49003471

A-3		75115YAC3	959.17078291	3.68074822	4.43896240	8.11971063	0.00000000	0.00000000	955.49003469

M-1		75115YAD1	1,000.00000000	0.00000000	4.70847241	4.70847241	0.00000000	0.00000000	1,000.00000000

M-2		75115YAE9	1,000.00000000	0.00000000	4.73263877	4.73263877	0.00000000	0.00000000	1,000.00000000

M-3		75115YAF6	1,000.00000000	0.00000000	4.74875057	4.74875057	0.00000000	0.00000000	1,000.00000000

M-4		75115YAG4	1,000.00000000	0.00000000	4.77291604	4.77291604	0.00000000	0.00000000	1,000.00000000

M-5		75115YAH2	1,000.00000000	0.00000000	4.80513968	4.80513968	0.00000000	0.00000000	1,000.00000000

M-6		75115YAJ8	1,000.00000000	0.00000000	4.89374921	4.89374921	0.00000000	0.00000000	1,000.00000000

M-7		75115YAK5	1,000.00000000	0.00000000	5.36097143	5.36097143	0.00000000	0.00000000	1,000.00000000

M-8		75115YAL3	1,000.00000000	0.00000000	5.56236111	5.56236111	0.00000000	0.00000000	1,000.00000000

M-9		75115YAM1	1,000.00000000	0.00000000	5.64291746	5.64291746	0.00000000	0.00000000	1,000.00000000

B		75115YAT6	1,000.00000000	0.00000000	5.64291746	5.64291746	0.00000000	0.00000000	1,000.00000000

SB	1	75115YAN9

P		75115YAP4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

R-I		75115YAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

R-II		75115YAR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

R-X		75115YAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

1	Factors not reported for OC Classes

Deal Factor :	95.95416923%

09/28/2007	8:40:28PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 15

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QO1

September 25, 2007

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Accrual Period		Accrual Methodology	Beginning Notional/Principal Balance	Pass- Through Rate	Optimal Interest	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)- (4)+(5)=(6)	Accrued Certificate Interest Remaining Unpaid

	Start	End				(1)	(2)	(3)	(4)	(5)	(6)
A-1	08/27/2007	09/24/2007	Actual/360	329,638,222.95	5.65500000	1,501,639.45	0.00	0.00	0.00	0.00	1,501,639.45	0.00

A-2	08/27/2007	09/24/2007	Actual/360	137,353,256.11	5.69500000	630,127.14	0.00	0.00	0.00	0.00	630,127.14	0.00

A-3	08/27/2007	09/24/2007	Actual/360	82,402,361.96	5.74500000	381,351.26	0.00	0.00	0.00	0.00	381,351.26	0.00

M-1	08/27/2007	09/24/2007	Actual/360	13,865,000.00	5.84500000	65,282.97	0.00	0.00	0.00	0.00	65,282.97	0.00

M-2	08/27/2007	09/24/2007	Actual/360	10,395,000.00	5.87500000	49,195.78	0.00	0.00	0.00	0.00	49,195.78	0.00

M-3	08/27/2007	09/24/2007	Actual/360	4,410,000.00	5.89500000	20,941.99	0.00	0.00	0.00	0.00	20,941.99	0.00

M-4	08/27/2007	09/24/2007	Actual/360	5,360,000.00	5.92500000	25,582.83	0.00	0.00	0.00	0.00	25,582.83	0.00

M-5	08/27/2007	09/24/2007	Actual/360	3,150,000.00	5.96500000	15,136.19	0.00	0.00	0.00	0.00	15,136.19	0.00

M-6	08/27/2007	09/24/2007	Actual/360	3,150,000.00	6.07500000	15,415.31	0.00	0.00	0.00	0.00	15,415.31	0.00

M-7	08/27/2007	09/24/2007	Actual/360	3,150,000.00	6.65500000	16,887.06	0.00	0.00	0.00	0.00	16,887.06	0.00

M-8	08/27/2007	09/24/2007	Actual/360	2,520,000.00	6.90500000	14,017.15	0.00	0.00	0.00	0.00	14,017.15	0.00

M-9	08/27/2007	09/24/2007	Actual/360	3,150,000.00	7.00500000	17,775.19	0.00	0.00	0.00	0.00	17,775.19	0.00

B	08/27/2007	09/24/2007	Actual/360	3,150,000.00	7.00500000	17,775.19	0.00	0.00	0.00	0.00	17,775.19	0.00

SB	08/01/2007	08/31/2007	30/360	5,040,961.10	0.00000000	0.00	0.00	0.00	0.00	1,189,460.95	1,189,460.95	0.00

P	08/01/2007	08/31/2007	30/360	100.00	0.00000000	0.00	0.00	0.00	0.00	82,158.41	82,158.41	0.00

Deal Totals				606,734,902.12		2,771,127.51	0.00	0.00	0.00	1,271,619.36	4,042,746.87	0.00

Current Index Rates

Index Type	Rate	Classes

BTLIB TEL 25 -2BD	5.50500000	A-1, A-2, A-3, M-2, M-4, M-6, M-8, B, M-9, M-7, M-5, M-3, M-1

Net Deferred Interest Amount: $0.00

09/28/2007	8:40:28PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 15

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QO1

September 25, 2007

5. Other Income Detail

Class	Prepayment Charges	Remaining Excess Cash Flow and OC Release Amount	Other Income Distribution

	(1)	(2)	(1) + (2) = (3)
SB
	0.00	1,189,460.95	1,189,460.95

P
	82,158.41	0.00	82,158.41

Deal Totals	82,158.41	1,189,460.95	1,271,619.36

6. Interest Shortfalls, Compensation and Expenses

	Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount (1) - (2)=(3)	Civil Relief Act	Civil Relief Act	Compensation		Advances		Allowable Expenses per	Non - Recoverable Advances

	(1)	(2)	(3)			Subservicer	Master	Subservicer	Master

Deal Totals	3,223.29	3,223.29	0.00	0	0.00	189,558.07	22,991.23	97,703.13	0.00	0.00	0.00

09/28/2007	8:40:28PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 15

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QO1

September 25, 2007

7. Prepayment Interest and Basis Risk/Net WAC Shortfall Amounts

(A) Prepayment Interest Shortfall Amounts							(B) Basis Risk/Net WAC Shortfall Amounts

Class	Current	Prior Unpaid	Prior Unpaid Accrued Interest	Total Paid	Remaining Unpaid (1)+(2)+(3)-(4)=(5)	Current Period Uncompensated	Prior Unpaid	Prior Unpaid Accrued Interest	Total Paid	Remaining Unpaid (1)+(2)+(3)-(4)=(5)

	(1)	(2)	(3)	(4)	(5)	(1)	(2)	(3)	(4)	(5)

A-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

A-2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

A-3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-7	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-9	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

B	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

SB	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

P	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-I	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-II	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-X	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Deal Totals	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

09/28/2007	8:40:28PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 15

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QO1

September 25, 2007

8. Collateral Summary

A. Loan Count and Balances

			Original Loan Count/ Scheduled Principal Balance	Beginning Loan Count/ Scheduled Principal Balance		Scheduled Principal	Curtailments	Payoffs	Matured Loans	Repurchases	Beginning Aggregate Scheduled Principal Balance of Liquidations/ Charge-offs	Ending Loan Count/Scheduled Principal Balance

Deal Totals	Count		1,728		1,624	N/A	341	12	0	0	0	1,612

	Balance/Amount		630,120,137.60	606,734,802.12		-2,204,926.62	142,633.50	4,170,552.05	N/A	0.00	0.00	604,626,543.19

B. Weighted Averages

	Beginning Weighted Average Gross Mortgage Rate	Ending Weighted Average Gross Mortgage Rate	Ending Weighted Average Remaining Amortization Term	Ending Weighted Average Months to Maturity	Beginning Weighted Average Net Mortgage	Ending Weighted Average Net Mortgage	Beginning Weighted Average Unmodified Net Mortgage	Net Weighted Average Cap Rate	Weighted Average Net Rate

Deal Totals
	8.25825128	8.18857761	382.35	382.30	7.83325128	7.76357761	7.83325128	N/A	N/A

C. Constant Prepayment Rate

	1 Month CPR		3 Month CPR	6 Month CPR		12 Month CPR		Life CPR

Deal Totals	8.18%		9.98%	10.55%				9.60%

Net WAC Cap Rate: 8.10336339% Available Funds Rate: 8.10336339%

09/28/2007	8:40:28PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 15

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QO1

September 25, 2007

9. Repurchases

		Breaches Of Representations	ARM Conversions	Optional Repurchases of Defaulted Loans	Others	Total (1)+(2)+(3)+(4)=(5)
		(1)	(2)	(3)	(4)	(5)

	Count	0	0	0	0	0
Deal Totals

	Scheduled Balance	0.00	0.00	0.00	0.00	0.00

10. Loan Status Report
			Delinquency Calculation Method: Mortgage Bankers Association

	Current / Delinquent		Bankruptcy		Foreclosure		REO				Total
Deal Totals

	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Actual Balance	Count	Scheduled Balance

Current	1,526	569,665,759.92	2	771,461.69	0	0.00	0	0.00	0.00	1,528	570,437,221.61

30 days	41	14,981,245.86	0	0.00	0	0.00	0	0.00	0.00	41	14,981,245.86

60 days	17	7,555,192.50	0	0.00	0	0.00	0	0.00	0.00	17	7,555,192.50

90 days	10	4,963,907.24	0	0.00	0	0.00	0	0.00	0.00	10	4,963,907.24

120 days	1	127,391.28	0	0.00	0	0.00	0	0.00	0.00	1	127,391.28

150 days	2	482,431.65	1	409,926.96	2	643,491.74	0	0.00	0.00	5	1,535,850.35

180 days	1	1,019,620.87	0	0.00	5	1,327,104.99	0	0.00	0.00	6	2,346,725.86

181+ days	0	0.00	0	0.00	4	2,679,008.49	0	0.00	0.00	4	2,679,008.49

Total	1,598	598,795,549.32	3	1,181,388.65	11	4,649,605.22	0	0.00	0.00	1,612	604,626,543.19

Current	94.67%	94.22%	0.12%	0.13%	0.00%	0.00%	0.00%	0.00%	0.00%	94.79%	94.35%

30 days	2.54%	2.48%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.54%	2.48%

60 days	1.05%	1.25%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.05%	1.25%

90 days	0.62%	0.82%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.62%	0.82%

120 days	0.06%	0.02%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.06%	0.02%

150 days	0.12%	0.08%	0.06%	0.07%	0.12%	0.11%	0.00%	0.00%	0.00%	0.31%	0.25%

180 days	0.06%	0.17%	0.00%	0.00%	0.31%	0.22%	0.00%	0.00%	0.00%	0.37%	0.39%

181+ days	0.00%	0.00%	0.00%	0.00%	0.25%	0.44%	0.00%	0.00%	0.00%	0.25%	0.44%

Total	99.13%	99.04%	0.19%	0.20%	0.68%	0.77%	0.00%	0.00%	0.00%	100.00%	100.00%

09/28/2007	8:40:28PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 15

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QO1

September 25, 2007

11. Delinquency Data

	Totals			Totals			Totals			Totals			Totals
	Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance

	41	14,981,245.86		0	0.00		0	0.00		0	0.00		0	0.00
1 Month			13 Months			25 Months			37 Months			49 Months

	2.54%	2.48%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	17	7,555,192.50		0	0.00		0	0.00		0	0.00		0	0.00
2 Months			14 Months			26 Months			38 Months			50 Months

	1.05%	1.25%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	10	4,963,907.24		0	0.00		0	0.00		0	0.00		0	0.00
3 Months			15 Months			27 Months			39 Months			51 Months

	0.62%	0.82%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	1	127,391.28		0	0.00		0	0.00		0	0.00		0	0.00
4 Months			16 Months			28 Months			40 Months			52 Months

	0.06%	0.02%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	5	1,535,850.35		0	0.00		0	0.00		0	0.00		0	0.00
5 Months			17 Months			29 Months			41 Months			53 Months

	0.31%	0.25%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	6	2,346,725.86		0	0.00		0	0.00		0	0.00		0	0.00
6 Months			18 Months			30 Months			42 Months			54 Months

	0.37%	0.39%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	4	2,679,008.49		0	0.00		0	0.00		0	0.00		0	0.00
7 Months			19 Months			31 Months			43 Months			55 Months

	0.25%	0.44%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

										0	0.00
	0	0.00		0	0.00		0	0.00					0	0.00

8 Months			20 Months			32 Months			44 Months			56 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
9 Months			21 Months			33 Months			45 Months			57 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
10 Months			22 Months			34 Months			46 Months			58 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

								0.00			0.00
	0	0.00		0	0.00		0			0			0	0.00

11 Months			23 Months			35 Months			47 Months			59 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
12 Months			24 Months			36 Months			48 Months			60+ Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

09/28/2007	8:40:28PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 15

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QO1

September 25, 2007

12. Loss Mitigation and Servicing Modifications

		Current		1 Payment		2 Payments		3+ Payments		Foreclosure		REO		Total

	Modification Type	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance

	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Deal Totals
	Other
		0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

			Payoffs							Repurchases				Liquidations					Total

		Current Month				Cumulative				Current Month		Cumulative		Current Month		Cumulative			Current Month		Cumulative
Modification Type

		Count		Scheduled Balance		Count	Scheduled Balance		Count		Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count		Scheduled Balance	Count	Scheduled Balance

Deal Totals	Capitalizations		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00

	Other Modifications

		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00

09/28/2007	8:40:28PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 10 of 15

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QO1

September 25, 2007

13. Losses and Recoveries
A. Current Cycle Realized Losses

	Current Period Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

	Loss Count	0	0	0	0	0

	Beginning Aggregate Scheduled Balance	0.00	0.00	0.00	0.00	0.00
Deal Totals

	Principal Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Interest Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

B. Cumulative Realized Losses

	Cumulative Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

Deal Totals	Loss Count	0	0	0	0	0

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

C. Subsequent Recoveries

	Subsequent Recoveries	Current Period		Cumulative

	Subsequent Recoveries Count		0	0

	Subsequent Recoveries		0.00	0.00
Deal Totals

	Net Loss 1		0.00	0.00

	Net Loss % 2		0.00%	0.00%

1 Total Realized Loss less Subsequent Recoveries
2 Net Loss % of Original Balance

09/28/2007	8:40:28PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 11 of 15

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QO1

September 25, 2007

D. Default Percentages

Default Loss Percentage	1 Month	3 Months	6 Months	12 Months	Life of Deal

Monthly Default Rate	0.00%	0.00%	0.00%		0.00%

Constant Default Rate	0.00%	0.00%	0.00%		0.00%

1-Month MDR (Current Month) = SUM(Beginning Scheduled balances of liquidating loans) / [SUM(Beginning Scheduled loan balances)- SUM(Scheduled Principal payments)]
m-Month = 3, 6, 12, months or the life of deal to date
m-Month MDR(over m months in period where n is current month)= 1-[(1-MDRn-m+1) * (1-MDRn-m+2) *.* (1-MDR n-1) * (1-MDRn)]^(1/m)
CDRm = 1- [(1- MDRm)^12],where m is number of months in period

14. Credit Enhancement Report

Reserve Accounts
			DEPOSITS		WITHDRAWALS

							Ending Balance

Description	Source	Beginning Balance	Investment Earnings	Other Deposits	Draws	Releases

Basis Risk Shortfall Reserve Fund	Credit Suisse	0.00	0.00	0.00	0.00	0.00	0.00

Class P Reserve Account		100.00	0.00	82,158.41	82,158.41	0.00	100.00

16. Overcollateralization Summary

	Prior Required Overcollateralization Amount	Beginning Overcollateralization Amount	Overcollateralization Increase/(Reduction) Amount	Ending Overcollateralization Amount	Current Required Overcollateralization Amount
Deal Total
	5,040,961.10	5,040,961.10	0.00	5,040,961.10	5,040,961.10

09/28/2007	8:40:28PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 12 of 15

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QO1

September 25, 2007

17. Excess Cashflow, Overcollateralization and Derivative Amounts

Excess Cashflow and Derivative Summary

(1)	Scheduled Unmodified Net Interest	3,960,588.47

(2)	Interest Losses	0.00

(3)	Subsequent Recoveries	0.00

(4)	Interest Adjustment Amount	0.00

(5)	Certificate Interest Amount	2,771,127.52

(6)	Net Deferred Interest Amount	0.00

(7)	OC Reduction Amount	0.00

(8)	Excess Cashflow Prior to OC Provisions	1,189,460.95

Overcollateralization and Derivative Amounts

	Excess Cashflow Prior to OC Provisions	1,189,460.95

(1)	Unreimbursed Principal Portion of Realized Losses	0.00

(2)	Principal Portion of Realized Losses	0.00

(3)	Overcollateralization Increase	0.00

(4)	Prepayment Interest Shortfall	0.00

(5)	Unpaid PPIS With Accrued Interest	0.00

(6)	Interest Carry Forward Amount	0.00

(7)	Basis Risk Shortfall Carry-Forward Amount	0.00

(8)	Relief Act Shortfall	0.00

(9)	Unreimbursed Realized Losses	0.00

(10)	To Class SB Certificates	1,189,460.95

09/28/2007	8:40:28PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 13 of 15

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QO1

September 25, 2007

18. Performance Tests

Current Distribution Date >= Target Distribution

Current Distribution Period	8

StepDownTarget Distribution Period	37

Current Distribution Date >= Target Distribution Date	False

Stepdown Date - Senior Enhancement Test

Current Senior Enhancement Percent - Actual value	9.48369900%

Specified Senior Enhancement Percent - Target value	22.75001100%

Senior Enhance Pct >= Specified Senior Enhance Pct (Actual End Balance <= Target End Balance)	False

StepDown Date and Senior Enhancement pass

Current Distribution Date >= Target Distribution Date	False

Senior Enhance Pct >= Specified Senior Enhance Pct (Actual End Balance <= Target End Balance)	False

After StepDown Date and Senior Enh Percent >= Target Percent	False

Sixty-Plus Delinquency Percentage >= Target %

3-Month Average Sixty-Plus Delinquency Percentage - Actual Value	2.51126000%

Senior Enhancement Delinquency Percentage - Target Value	2.91813400%

Sixty-Plus Delinquency Percentage >= Senior Enhancement Delinquency Percentage Target	False

Aggregate Realized Loss % >= Scheduled Loss %

Aggregate Realized Loss Percentage - Actual Value	0.00000000%

Scheduled Loss Target Percent	0.20000000%

Aggregate Realized Loss Percentage >= Scheduled Loss Percent	False

Trigger Event is in effect?

Sixty-Plus Delinquency Percentage >= Senior Enhancement Delinquency Percentage Target	False

Aggregate Realized Loss Percentage >= Scheduled Loss Percent	False

Trigger Event is in effect	False

09/28/2007	8:40:28PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 14 of 15

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QO1

September 25, 2007

Stepdown Date and Trigger Event in effect

Stepdown Date has occurred	False

Trigger Event is in effect	False

Trigger Event is in effect on or after StepDown Date	False

20. Comments

Comments:	Beginning and Ending Interest Carryforward Amounts for all related classes equal zero.

Credit Support Depletion Date has not occured

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

09/28/2007	8:40:28PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 15 of 15

Statement To Certificateholder

Residential Accredit Loans, Inc. 2007-QO1

September 25, 2007

Cash Flow Received and Uses of Funds

Cash Flow Received	Amount

Principal and Interest Payments	6,088,615.34
Prepayment Premium	82,158.41
Liquidation and Insurance Proceeds	0.00
Subsequent Recoveries	0.00
Repurchase Proceeds	0.00
Other Deposits/Adjustments (including Derivatives Payment)	3,223.29
Total Deposits	6,173,997.04

Uses of Funds	Amount

Transfer to Certificate Account	6,151,005.81
Reimbursed Advances and Expenses	0.00
Master Servicing Compensation	22,991.23
Derivatives Payment	0.00
Total Withdrawals	6,173,997.04

Ending Balance	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A